Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0001465740
Registrant Name	TWO HARBORS INVESTMENT CORP.
Registration File Number	333-277271
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES